LONG-TERM DEBT	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
LONG-TERM DEBT

10.	LONG-TERM DEBT

Transactions related to the Company’s long-term debt for the year ended December 31, 2024, the two months ended December 31, 2023, and the year ended October 31, 2023, include the following:

Long-term Debt
Movement in long-term debt	10.1	10.2	10.3	10.4	10.5	10.6	Total $
Balance - October 31, 2022	1,250,000	303,110	327,010	167,091	561,611	-	2,608,822
Interest accretion	-	96,985	83,752	43,006	187,782	-	411,525
Debt payments	(900,000)	(25,000)	(25,000)	(12,500)	(669,330	-	(1,631,830)
Balance - October 31, 2023	350,000	375,095	385,762	197,596	80,063	-	1,388,517
Interest accretion	-	18,355	15,418	3,811	4,769	-	42,353
Debt payments	(350,000)	(4,167)	(4,167)	(125,000)	(84,832	-	(568,166)
Balance - December 31, 2023	-	389,283	397,013	76,407	-	-	862,703
Additions to debt	-	-	-	-	-	1,285,000	1,285,000
Interest accretion	-	34,752	40,480	11,890	-	85,112	172,334
Debt payments	-	(383,333)	(395,055)	(88,298)	-	(223,911)	(1,090,677)
Balance - December 31, 2024	-	40,702	42,538	-	-	1,146,121	1,229,360
Current portion	-	40,702	42,538	-	-	144,440	227,679
Non-current portion	-	-	-	-	-	1,001,681	1,001,681

10.1	12% Note Payable Owned by GR Distribution to HSCP with Original Principal Amount of $1,250,000

On April 14, 2022, the Company purchased indoor growing assets from HSCP (Note 6.1). Purchase consideration included a secured promissory note payable with a principal sum of $1,250,000, of which $500,000 was due on August 1, 2022, and $750,000 was due on May 1, 2023, before amendment of the agreement, which is described below. Collateral for the secured promissory note payable is comprised of the assets purchased.

On August 1, 2022, the terms of the Secured Promissory Note between GR Distribution and HSCP, were amended. As amended, the Secured Promissory Note was fully settled by two principal amounts of $500,000 and $750,000 due on May 1, 2023. Beginning on August 1, 2022, and continuing until repaid in full, the unpaid portion of the First Principal Amount accrued simple interest at a rate per annum of 12.5%, payable monthly. In the event the Company raises capital, principal payments shall be made as follows. If the capital raise is less than or equal to $2 million, then 25% of the capital raise shall be paid against the First Principal Payment; if the capital raise is greater than $2 million and less than or equal to $3 million, then $250,000 shall be paid against the First Principal Payment; and if the capital raise is greater than $3 million, then $500,000 shall be paid against the First Principal Payment.

On May 1, 2023, the terms of the Secured Promissory Note were again amended. Under the second amendment, the Secured Promissory Note was fully settled in two principal amounts. On May 1, 2023, the $500,000 principal payment plus all accrued but unpaid interest under the first amendment was due and payable. The remaining principal balance of $500,000, which bears no interest, was due and payable as follows: $150,000 due and payable on August 1, 2023; $150,000 due and payable on November 1, 2023; and $200,000 due and payable on December 31, 2023. The balance was fully paid during the two months ended December 31, 2023.

10.2	10% Note Payable Owned by Golden Harvests with Original Principal Amount of $250,000

On May 1, 2021, the Company assumed a note payable owed by Golden Harvests (Note 5) with a carrying value of $227,056. The note is for a principal amount of $250,000, interest payable monthly at 10% per annum, and a maturity date of January 14, 2024. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $250,000. The note is reported at amortized cost using an effective interest rate of approximately 33%. During the year ended December 31, 2024, the two months ended December 31, 2023, and the year ended October 31, 2023, the Company made principal and interest payments of $383,333, $4,167 and $25,000 respectively.

10.3	10% Note Payable Owed by GR Distribution with Original Principal Amount of $250,000

On January 27, 2021, debt was issued by GR Distribution with a principal amount of $250,000, interest payable monthly at 10% per annum, and a maturity date of January 27, 2024. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $250,000. The note is reported at amortized cost using an effective interest rate of approximately 27%. During the year ended December 31, 2024, the two months ended December 31, 2023, and the year ended October 31, 2023, the Company made principal and interest payments of $395,055, $4,167 and $25,000 respectively.

10.4	10% Note Payable Owed by GR Distribution with Original Principal Amount of $250,000

On November 23, 2020, debt was issued by GR Distribution with a principal amount of $125,000, interest payable monthly at 10% per annum, and a maturity date of November 23, 2023. After the maturity date, additional interest payments are due quarterly, at amounts that cause total interest paid over the life of the debt to equal $125,000. The note is reported at amortized cost using an effective interest rate of approximately 27%. During the year ended December 31, 2024, the two months ended December 31, 2023, and the year ended October 31, 2023, the Company made principal and interest payments of $88,298, $125,000 and $12,500 respectively.

10.5	0% Stated Rate Note Payable by Canopy with Original Principal Amount of $600,000 and Royalty Payments to Lenders

On March 20, 2020, debt with a principal amount of $600,000 was received under a secured debt investment of $600,000. It carries a two-year term, with monthly payments of principal commencing June 15, 2020, and with payments calculated at 1% of cash sales receipts of Golden Harvests. Once the principal is repaid, each investor receives a monthly royalty of 1% per $100,000 invested of cash receipts for sales by Golden Harvests. The royalty commenced in December 2021, at which time principal was repaid, and is payable monthly a period of two years. The royalty maximum is two times the amount of principal invested, and the royalty minimum is equal to the principal loaned. The Company has the right, but not the obligation, to terminate royalty payments from any lender by paying an amount equal to the original principal invested by such lender. The debt is reported at the carrying value of the probability-weighted estimated future cash flows of all payments under the agreement at amortized cost using the effective interest method, at an effective interest rate of approximately 73%. A portion of this debt is due to related parties (Note 17.4). During the two months ended December 31, 2023, the balance was fully paid.

10.6	Note Payable Owed by GRU Properties, LLC with Original Principal Amount of $1,285,000

On January 12, 2024, debt with a principal amount of $1,285,000 was received, secured by deed of trust of $1,285,000. Interest is paid at the higher of 5% or the London Interbank Offered Rate (‘LIBOR”) for the first twelve months. For the thirteenth month to the twenty-fourth month, interest is paid at the higher of 6% or the LIBOR and for twenty-fifth month to the thirty-sixth month, interest is paid at the higher of 7% or the LIBOR. Interest is paid at the end of the month in arrears and is computed based on a 30-day month and has a maturity date of December 1, 2027. The note is reported at amortized cost using an effective rate of approximately 7.2%. During the year ended December 31, 2024, the Company made principal and interest payments of $223,991 (for the two months ended December 31, 2023, and the year ended October 31, 2023 – nil ).

Transactions relating to the Company’s convertible debentures for the year ended December 31, 2024, the two months ended December 31, 2023 and the year ended October 31, 2023, include the following: